Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	¥ 7,613	¥ 13,437
Accrued benefit liability	(10,745)	(9,018)
Net amount recognized	(3,132)	4,419
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost		174
Accrued benefit liability	(19,094)	(18,118)
Net amount recognized	¥ (19,094)	¥ (17,944)